Selected Statements of Income Data - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Income:
Interest income	$ 4,969	$ 4,692	$ 4,304
Foreign currency exchange gain	1,031	927	730
Financial Income	6,000	5,619	5,034
Financial expenses:
Bank charges	(207)	(189)	(135)
Foreign currency exchange loss	(1,510)	(1,315)	(342)
Financial expenses	(1,717)	(1,504)	(477)
Financial income, net	$ 4,283	$ 4,115	$ 4,557